Income Taxes (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
January 31,	2013	2012
	34%	13.5%
Loss for the year	$(1,332,996)	$(550,484)

Expected income tax recovery	(453,200)	(74,300)
Effect of change in tax rates	(132,800)	-
Non-deductible expenses	84,700	-
Impact of reverse acquisition and emigration on tax assets	300,200	-
Change in valuation allowance	201,100	74,300

Total income tax expense	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
January 31,	2013	2012

Temporary differences relating to:
Net operating loss carry forwards	$309,800	$93,000
Incorporation costs and Intangible assets	(15,100)	600
	294,700	93,600
Valuation allowance	(294,700)	(93,600)

Net deferred taxes	$-	$-